PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:
	September 30,
	2014	2015
	RMB	RMB

Plant and building	252,837	252,664
Machinery and equipment	158,640	163,013
Furniture and office equipment	10,776	12,955
Motor vehicles	10,979	9,963

Total	433,232	438,595
Accumulated depreciation	(98,442)	(118,064)
Construction in progress	3,736	4,374

Plant and equipment, net	338,526	324,905

Included in plant and building with net values of RMB196,066 and RMB197,627 have been pledged for bank loans as of September 30, 2014 and 2015.

The depreciation expenses for the years ended September 30, 2013, 2014 and 2015 were RMB22,262, RMB21,832, and RMB21,901, respectively.

Construction in progress mainly refers to the new office buildings, production lines and other production facilities under construction.